Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from maturities, calls and principal	$ 20,326	$ 19,236
Gross gains	526	687
Gross losses	(152)	(60)
Securities (Textual) [Abstract]
Securities pledged, carrying amount	42,151	33,661
Holding of securities	0	0
Percentage of equity	10.00%	10.00%
Investment in debt securities which were in an unrealized loss position	18
Unrealized loss position	less than twelve months
Calls of securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from maturities, calls and principal	5,495	5,045
Gross gains	4	0
Gross losses	$ 0	$ 0